7. ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued vacation	$ 196,888	$ 152,051
Accrued interest	239,838	175,953
Accrued rent	66,349	77,164
Accrued loss contingency	71,744	44,423
Other accrued expense	39,351	2,333
Total accrued expenses	$ 614,170	$ 451,924